Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Jul. 30, 2019
Earnings Per Share [Abstract]
ADS ratio	8	8	8	8	8
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	¥ 72,509	$ 10,558	¥ 61,959	¥ 150,308
Dilution effect arising from share-based awards operated by subsidiaries and equity method investees | ¥	(38)		(37)	(55)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥	¥ 72,471		¥ 61,922	¥ 150,253
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	20,980	20,980	21,558	21,619
Adjustments for dilutive RSUs and share options (million shares)	134	134	229	363
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	21,114	21,114	21,787	21,982
Net income per ordinary share - basic (RMB) | (per share)	¥ 3.46	$ 0.50	¥ 2.87	¥ 6.95
Net income per ordinary share - diluted (RMB) | (per share)	3.43	0.50	2.84	6.84
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)	27.65	4.03	22.99	55.63
Net income per ADS - diluted (RMB) | (per share)	¥ 27.46	$ 4.00	¥ 22.74	¥ 54.70